CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS (Details Narrative) - USD ($)											1 Months Ended	3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Dec. 08, 2023	Oct. 25, 2023	Jul. 13, 2023	Mar. 29, 2023	Jan. 23, 2023	Jan. 23, 2023	Dec. 30, 2022	Dec. 29, 2022	Dec. 21, 2021	May 22, 2020	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Nov. 30, 2022
Short-Term Debt [Line Items]
Interest expense																	$ 689,493	$ 126,574		$ 111,040	$ 546,878
Issuance of debt																			$ 11,756,563		11,756,563	$ 11,375,690
Debt conversion description																				The redemption price was determined in accordance to the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note
Proceeds from convertible debt																				$ 2,355,318
Debt issuance costs in the amount									$ 193,437
Debt instrument maturity date									Dec. 21, 2026
Principal amount									$ 12,400,000														$ 364,000
Convertible debt											$ 69,930	$ 284,898					$ 284,898	69,930
Warrants issued												9,590			57,536		9,590			57,536
Instrument amount		$ 250,000																		$ 2,355,318
Accretion expense																	$ 134,013
Convertible notes payable																				221,621
Gross proceeds																	744,333	$ 1,889,144		1,476,121	(1,660,220)
Repayments of debt																				440,470
Amortized discount												17,102					49,393
Other Expense [Member]
Short-Term Debt [Line Items]
Fair values							$ 176,711
Other Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest rate					10.00%	10.00%
Convertible notes payable					$ 2,000,000	$ 2,000,000
Convertible notes payable					270,270	45,045
Convertible notes payable					$ 221,621	$ 221,621
Notes Payable, Other Payables [Member]
Short-Term Debt [Line Items]
Debt instrument unamortized amount												19,428			$ 186,404		19,428			186,404
Amortized discount												55,861					$ 166,975
Series B Preferred Stock [Member]
Short-Term Debt [Line Items]
Debt conversion description																	Holders may elect to convert shares of Series B Preferred Stock to common stock at an alternate conversion price equal to 80% (or 70% if the Company’s common stock is suspended from trading on or delisted from a principal trading market or if the Company has effected a reverse split of the common stock) of the lowest daily volume weighed average price of the common stock during the Alternate Conversion Measuring Period (as defined in the Certificate of Designations). In the event the Company receives a conversion notice that elects an alternate conversion price, the Company may, at its option, elect to satisfy its obligation under such conversion with payment in cash in an amount equal to 110% of the conversion amount.
Proceeds from convertible debt																	$ 1,900,000
Interest accruals															84,863					84,863
Instrument amount																	2,200,000
Convertible notes payable															157,720					157,720
Convertible notes payable remaining												38,677			157,720		38,677			157,720
Series A Preferred Stock [Member]
Short-Term Debt [Line Items]
Interest accruals										$ 15,000
Instrument amount										$ 100,000
Converted instrument shares issued										115
Convertible notes payable															821,500					821,500
Convertible notes payable remaining												200,000			200,000		200,000			200,000
Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Interest accruals												184,911			2,598		184,911			2,598
Conversion Notice [Member]
Short-Term Debt [Line Items]
Debt conversion description																						The holder may exercise such conversion right by providing written notice to the Company of such exercise in a form reasonably acceptable to the Company (a “conversion notice”). Conversion price means (subject in all cases to proportionate adjustment for stock splits, stock dividends, and similar transactions), seventy-five percent (75%) multiplied by the average of the three (3) lowest closing prices during the previous ten (10) trading days prior to the receipt of the conversion notice
Series A Convertible Note Holders [Member]
Short-Term Debt [Line Items]
Warrants issued							51,101
Previously Reported [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				$ 221,621
Previously Reported [Member] | Series A Convertible Note Holders [Member]
Short-Term Debt [Line Items]
Warrants issued							306,604
Common Stock [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				270,270
Common Stock [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Convertible notes payable																				$ 270
Warrant [Member]
Short-Term Debt [Line Items]
Warrants issued											306,604							306,604
Warrant [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was struck at $1.06 per share.
Two Series A Notes [Member]
Short-Term Debt [Line Items]
Issuance of debt																						$ 11,275,500
Interest rate																						12.00%
Two Series A Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company was obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing
Series A Notes One [Member]
Short-Term Debt [Line Items]
Description of conversion terms for debt instrument																						(i) the Outstanding Balance divided by (ii) 75% of the volume weighted average price of the Common Stock for the 5 trading days prior to the Conversion Date (the conversion price).
Debt conversion description																						the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest
Series A Notes One [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company was obligated to pay the placement agent of the first series of Series A Notes a 12% cash fee for $8,925,500 (face value) of the notes and 2.5% cash fee and other sundry expenses for the remaining $2,350,000 (face value) of the notes.
Series A Notes One [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion description																						the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion redeem the notes for 115% of their face value plus accrued interest.
Series A Notes Two [Member]
Short-Term Debt [Line Items]
Description of conversion terms for debt instrument																						75% of the volume weighted average price of the common stock for the five trading days prior to the conversion date
Debt conversion description																						the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to the lower of $4.00 per share or 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to the lower of $4.00 per share or 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion redeem the notes for 115% of their face value plus accrued interest
Conversion price																						$ 24.00
Series A Notes Two [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Conversion price																						$ 4.00
Series A Notes Two [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Description of conversion terms for debt instrument																						75% of the volume weighted average price of the common stock for the five trading days prior to the conversion date
Debt conversion description																						the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest
Series A Notes [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt																						$ 10,135,690
Debt issuance costs in the amount																					2,301,854
Debt instrument unamortized amount															49,393					49,393	8,088,003
Series A Note [Member]
Short-Term Debt [Line Items]
Carrying amount							$ 500,000
Interest accruals												149,184			74,912		149,184			74,912
New Convertible Note [Member]
Short-Term Debt [Line Items]
Interest rate							12.00%
Debt instrument unamortized amount							$ 64,636
Carrying amount							621,500
Debt instrument accrued interest							$ 121,500
Debt instrument interest rate							75.00%
Debt instrument maturity date							Dec. 30, 2023
Principal amount							$ 621,500
Convertible debt							64,636
Fair values							$ 14,083
Series B Notes [Member]
Short-Term Debt [Line Items]
Proceeds from convertible debt																						1,240,000
Debt issuance costs in the amount																					10,000
Debt instrument unamortized amount																					1,312,500
Principal amount																					840,000
Instrument amount																				$ 555,600	$ 472,500
Converted instrument shares issued																				761,038	207,516
Debt instrument periodic payment																				$ 126,680
Cash payment																		$ 145,682
Convertible notes payable															24,408					$ 24,408
Series B Notes [Member] | Accredited Investors [Member]
Short-Term Debt [Line Items]
Principal amount																						$ 1,312,500
Series B Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Debt conversion description																						The Series B Notes will automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion, redeem the notes for 115% of their face value plus accrued interest. The Company is obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage.
Series B Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding term																						3 years
Series B Notes [Member] | Warrant One [Member]
Short-Term Debt [Line Items]
Exercise price																						$ 6.36
Warrants issued																						100,000
Series B Notes [Member] | Warrant One [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Exercise price																						$ 1.06
Series B Notes [Member] | Warrant Two [Member]
Short-Term Debt [Line Items]
Exercise price																						$ 9.0
Warrants issued																						35,417
Series B Notes [Member] | Warrant Two [Member] | Previously Reported [Member]
Short-Term Debt [Line Items]
Exercise price																						$ 1.5
Warrants issued																						212,500
Series C Notes [Member]
Short-Term Debt [Line Items]
Issuance of debt													$ 205,000	$ 1,017,700	$ 590,000
Interest rate													15.00%		15.00%	15.00%				15.00%
Description of conversion terms for debt instrument																(i) seventy-five percent (75%) of the VWAP for the five (5) Trading Days prior to the Conversion Date, or (ii) eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing				(i) seventy-five percent (75%) of the VWAP for the five (5) Trading Days prior to the Conversion Date, or (ii) eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing
Debt conversion description																the notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $18.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing				the notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $3.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing
Proceeds from convertible debt																	1,100,430			$ 501,000
Debt issuance costs in the amount															$ 89,000					89,000
Debt instrument unamortized amount												1,471,345			578,589		1,471,345			578,589
Recognized additional debt discount																	1,005,829			501,000
Accretion expense																				184,417
Derivative liabilities upon initial recognition															685,417					685,417
Amortized discount												139,568					320,434
Series C Notes [Member] | Accredited Investors [Member]
Short-Term Debt [Line Items]
Principal amount												1,812,700			590,000		$ 1,812,700			$ 590,000
Series C Notes [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																	The Company was obligated to pay the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes			The Company was obligated to pay the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes
Series C Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Placement agent fees description																	The Company was obligated to issue warrants that accompany the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time of final closing.			The Company was obligated to issue warrants that accompany the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time final closing
Series C Notes [Member] | Warrant [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time final closing				The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time final closing
Short-term Bridge Loan Agreement [Member]
Short-Term Debt [Line Items]
Accretion expense																	$ 66,213
Amortized discount																	6,142
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member]
Short-Term Debt [Line Items]
Debt issuance costs in the amount	$ 15,750		$ 24,000								$ 9,999							9,999
Debt instrument unamortized amount											6,142							6,142
Carrying amount	844,200		540,000								560,000				275,462			560,000		$ 275,462
Debt instrument periodic payment	19,195		38,705								13,995
Accretion expense												10,949					141,870
Gross proceeds	$ 630,000		$ 400,000								$ 400,000
Debt instrument term	308 days		98 days								280 days
Amortized discount												5,143					24,000
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member] | Repay With In Thirty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt											$ 512,000
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member] | Repay With In Sixty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt											520,000
Short-term Bridge Loan Agreement [Member] | Collateralized Merchant Finance Company [Member] | Repay With In Ninety Days [Member]
Short-Term Debt [Line Items]
Repayments of debt											528,000
Short-term Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Debt issuance costs in the amount											32,000							32,000
Carrying amount	$ 598,014
Gross proceeds											800,000
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Debt issuance costs in the amount											32,000							32,000
Debt instrument unamortized amount															20,800					20,800
Carrying amount											1,120,000				620,418			1,120,000		620,418
Debt instrument periodic payment											29,556
Accretion expense												481					150,760
Gross proceeds											$ 800,000
Debt instrument term											280 days
Amortized discount												800					11,200
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | First Four Weeks [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment											$ 13,999
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With In Thirty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt											920,000
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With In Sixty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt											944,000
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With In Ninety Days [Member]
Short-Term Debt [Line Items]
Repayments of debt											968,000
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With In One Twenty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt											1,000,000
Short-term Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With In One Fifty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt											1,088,000
Promissory Note Agreement [Member] | Individual Investor [Member]
Short-Term Debt [Line Items]
Carrying amount											$ 600,000	600,000			600,000		600,000	$ 600,000		600,000
Debt instrument interest rate											25.00%
Debt instrument maturity date											Dec. 15, 2023
Interest accruals															12,312					12,312
Early payment penalty provision percentage											3.00%
New Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument unamortized amount															7,304					7,304
Carrying amount												270,000			$ 270,000		270,000			$ 270,000
Debt instrument maturity date							Jun. 30, 2023	Dec. 31, 2023
Principal amount							$ 270,000
Obligation to repay															50.00%					50.00%
Fair value							248,479
Adjustment carrying value and principal amount							$ 21,521
Amortized discount																	$ 7,304
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member]
Short-Term Debt [Line Items]
Debt issuance costs in the amount				$ 12,000
Debt instrument unamortized amount															$ 12,000					$ 12,000
Carrying amount				420,000											$ 300,000					$ 300,000
Gross proceeds				300,000
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | First Four Weeks [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment				5,250
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Remaining Thirty Six Weeks [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment				11,083
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With Thirty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt				345,000
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With Sixty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt				354,000
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With Ninety Days [Member]
Short-Term Debt [Line Items]
Repayments of debt				363,000
Collateralized Bridge Loan Agreement [Member] | Finance Company [Member] | Repay With One Twenty Days [Member]
Short-Term Debt [Line Items]
Repayments of debt				$ 375,000
First and Second Series [Member] | Warrant [Member] | Placement Agent [Member]
Short-Term Debt [Line Items]
Placement agent fees description																						The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was struck at $6.36 per share.